Non-Mineral Leases - Future Minimum Rental Payments Due under Noncancelable Leases (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Railcars subleased to CPChem, a related Party	$ 64